Property and equipment (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Property And Equipment, Gross	$ 3,750,326	$ 3,770,674
Accumulated Amortization	3,205,880	3,145,911
Property And Equipment, Net	544,446	624,763
Property And Equipment, Net	544,446	624,763
Computers and Software
Property And Equipment, Gross	1,265,045	1,265,045
Accumulated Amortization	1,249,267	1,242,504
Property And Equipment, Net	15,778	22,541
Property And Equipment, Net	15,778	22,541
Furniture and Other Equipment
Property And Equipment, Gross	528,419	528,419
Accumulated Amortization	518,552	516,084
Property And Equipment, Net	9,867	12,335
Property And Equipment, Net	9,867	12,335
Leasehold Improvements
Property And Equipment, Gross	1,064,225	1,084,573
Accumulated Amortization	714,059	685,412
Property And Equipment, Net	350,166	399,161
Property And Equipment, Net	350,166	399,161
Survey Equipment
Property And Equipment, Gross	892,637	892,637
Accumulated Amortization	724,002	701,911
Property And Equipment, Net	168,635	190,726
Property And Equipment, Net	$ 168,635	$ 190,726